Organization and Description of the Company (Details) (USD $) In Millions, except Share data, unless otherwise specified				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				0 Months Ended			0 Months Ended
	Feb. 10, 2014	Dec. 31, 2013	Jun. 10, 2013	Mar. 31, 2014 Hatteras Funds Group [Member]	Dec. 31, 2013 Hatteras Funds Group [Member]	Mar. 31, 2014 Investors Capital Holdings [Member]	Dec. 31, 2013 Investors Capital Holdings [Member]	Mar. 31, 2014 Summit Financial Services Group [Member]	Dec. 31, 2013 Summit Financial Services Group [Member]	Feb. 10, 2014 RCAP Holdings, LLC [Member]	Jun. 10, 2013 RCAP Holdings, LLC [Member]	Jun. 05, 2013 RCAP Holdings, LLC [Member]	Jun. 05, 2013 Majority Shareholder [Member] Common Class B [Member]	Jun. 05, 2013 Majority Shareholder [Member] Unclassified Stock [Member]	Jun. 05, 2013 IPO [Member]	Jun. 05, 2013 IPO [Member] Common Class A [Member]	Mar. 31, 2014 IPO [Member] Common Class A [Member]	Jun. 10, 2013 IPO [Member] Common Class A [Member]	Mar. 31, 2014 IPO [Member] Common Class B [Member]	Jun. 13, 2013 IPO [Member] Common Class B [Member]	Jun. 10, 2013 IPO [Member] Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Share Price (in dollars per share)																	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Issuance of common stock, shares																2,500,000
Share price per share issued															$ 20.00	$ 20.00				$ 20.00
Proceeds from initial public offering																$ 43.6
Shares received in reorganization													24,000,000
Unclassified Shares Received														100
Minority ownership percent in operating subsidiaries	9.40%	9.40%	9.40%
Ownership interest by Parent of Subsidiaries										90.60%	100.00%	90.60%
Business Acquisition, Cost of Acquired Entities Throughout Period, Purchase Price				$ 40.0	$ 40.0	$ 52.5	$ 52.5	$ 49.0	$ 49.0
Business Acquisition, Cost of Acquired Entities Throughout Period, Purchase Price, Cash Portion						60.00%	60.00%	80.00%	80.00%
Business Acquisition, Cost of Acquired Entities Throughout Period, Purchase Price, Class A Common Stock Portion						40.00%	40.00%	20.00%	20.00%